Quadratic Interest Rate Volatility and Inflation Hedge ETF
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Investment Objective
The Quadratic Interest Rate Volatility and Inflation Hedge ETF (the “Fund”) seeks to hedge the risk of rising long-term interest rates, an increase in inflation and inflation expectations, and an increase in interest rate volatility, while providing inflation-protected income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Quadratic Interest Rate Volatility and Inflation Hedge ETF Quadratic Interest Rate Volatility and Inflation Hedge ETF
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.04%	[1],[2]
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	1.03%
Less Fee Waiver	0.04%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.99%
[1]	Estimated for the current fiscal year.
[2]	The Fund's investment adviser has agreed to waive four basis points (0.04%) of its management fees for the Fund until December 31, 2019. This agreement may be terminated only by, or with the consent of, the Fund's Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year:	3 Years:
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF | USD ($)	101	324

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategy
The Fund is actively managed and seeks to achieve its investment objective primarily by investing in a mix of U.S. Treasury Inflation-Protected Securities (“TIPS”) and long options tied to the shape of the interest rate yield curve (described below). A “long option” refers to the purchase of an option, as opposed to the sale of an option not previously owned by the Fund, which would be referred to as a “short option”. The Fund’s strategy is designed to hedge against inflation risk and generate positive returns from the Fund’s options during periods when interest rate volatility increases and/or the interest rate yield curve steepens (i.e., the spread between interest rates on long-term debt instruments and shorter-term debt instruments widens).

The Fund invests in TIPS directly or through other exchange-traded funds (“ETFs”) that invest in TIPS. TIPS are U.S. Treasury securities whose principal amount increases with inflation, as measured by the Consumer Price Index (“CPI”), to protect investors from inflation risk. The Fund may purchase TIPS of any maturity.

The Fund also invests in long options tied to the shape of the swap curve. Such options are expected to (i) appreciate in value as the swap curve steepens or interest rate volatility increases and (ii) decrease in value or become worthless as the swap curve flattens or inverts or interest rate volatility declines. The "swap curve" reflects the difference between swap rates (i.e., the fixed interest rate exchanged for a floating interest rate in an interest rate swap) applicable to debt instruments with different maturities. The swap curve is similar to a traditional bond yield curve, but instead of reflecting the fixed interest rates on debt instruments of specified maturities, the swap curve reflects the fixed interest rates used in interest rate swap agreements related to such instruments. The swap curve "steepens" when the spread between swap rates on longer-term debt instruments and shorter-term debt instruments widens, "flattens" when such spread narrows, and "inverts" when swap rates on longer-term debt instruments become lower than those for shorter-term debt instruments (i.e., the spread is negative).

When the Fund purchases an option, the Fund pays a cost (premium) to purchase the option. The Fund’s investments in options will be in the over-the counter (“OTC”) market. OTC derivative instruments generally have more flexible terms negotiated between the buyer and the seller, and the counterparties may be required to post “variation margin” as frequently as daily to reflect any gains or losses in such options contracts. If such variation margin is not required to be posted, such instruments would generally be subject to greater credit risk and counterparty risk. OTC instruments also may be subject to greater liquidity risk.

Options contracts, by their terms, have stated expirations; therefore, to maintain consistent exposure to options, the Fund must periodically migrate out of options nearing expiration and into options with later expirations — a process referred to as “rolling.” The Fund’s investment sub-adviser, Quadratic Capital Management LLC (“Quadratic” or the “Sub-Adviser”), expects that the Fund will typically purchase options with a time-to-expiration of between six months and two years, though the Fund may purchase options with shorter or longer expirations.

The Sub-Adviser generally expects to invest less than 25% of the Fund’s assets in option premiums and to actively manage the Fund’s options investments to reduce the weight of such options in the Fund’s portfolio if the value of such options increases above the desired amount. Similarly, the Sub-Adviser generally expects to sell portfolio investments and reinvest proceeds in options if the value of such options declines below the desired amount.

Investments in derivative instruments, such as options, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Fund has invested in those instruments. Because the Fund only invests in long options as part of its principal investment strategy, such disproportionate returns, if any, are generally expected to exist if the value of such options appreciates. However, following such appreciation, even small changes in the shape of the swap curve or interest rate volatility may result in a significant decline in the value of such options with a maximum loss equal to the market value of such options. Because the Fund only invests in long options as part of its principal investment strategy, the maximum loss for the Fund’s options position is the amount of premiums paid for such options. The Fund is likely to be significantly more volatile than a fund holding only long positions in the same U.S. government bonds as the Fund because the hedging component of the Fund could result in significant gains for the Fund or in a complete loss of the premiums paid for the Fund’s options.

The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.

Principal Investment Risks
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Fund’s investment adviser, the Sub-Adviser, or any of their affiliates. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund—Principal Investment Risks.”

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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Commodity Pool Regulatory Risk. The Fund’s investment exposure to options tied to the shape of the swap curve will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Fund’s Adviser (defined below) and Sub-Adviser are each registered as a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser, the Sub-Adviser, and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.

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Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or the Fund may lose money or the benefit of the transaction. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

The derivative instruments and techniques that the Fund may principally use include:

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Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or swap on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

OTC options generally have more flexible terms negotiated between the buyer and the seller, and the counterparties may be required to post “variation margin” as frequently as daily to reflect any gains or losses in such options contracts. If such variation margin is not required to be posted, such instruments would generally be subject to greater credit risk and counterparty risk. OTC instruments also may be subject to greater liquidity risk.

•	ETF Risks.

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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

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Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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Fixed Income Securities Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Below are several specific risks associated with investments in fixed income securities.

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Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

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Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

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Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

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Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

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Hedging Risk. The Fund seeks to mitigate the risk associated with the potential impact of a steepening swap curve ("curve risk") on the performance of U.S. government bonds by investing in options designed to appreciate in value when the swap curve steepens. The Fund's use of such instruments is intended to mitigate the curve risk and is not intended to mitigate credit risk, non-curve interest rate risk, or other factors influencing the price of U.S. government bonds, which factors may have a greater impact on the bonds' returns than the swap curve or inflation. There is no guarantee that the Fund's investments will eliminate or mitigate the curve or inflation risk of the long positions in U.S. government bonds. In addition, when the swap curve flattens or inverts, the Fund's investments in options may lose value or end up worthless, and consequently, under such circumstances, the Fund will generally underperform a portfolio comprised solely of U.S. government bonds and without the options owned by the Fund. In a flattening or inverted curve environment, the Fund's hedging strategy could result in disproportionately larger losses in the Fund's options as compared to gains or losses in the U.S. government bond positions attributable to interest rate changes. The Fund seeks to hedge the impact of the swap curve and, as a result, if interest rates rise in parallel with the swap curve, the Fund will not be hedged. There is no guarantee that the Fund will have positive returns, even in environments of sharply rising inflation rates in which the Fund's options might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into positions in rate-linked options. Moreover, to the extent that curve risk has been priced into the U.S. government bonds owned by the Fund, the Fund will underperform other investments even during periods of curve steepening.

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Interest Rate Risk. The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the swap curve, is speculative and can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates.

An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the swap curve or the Fund's hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to swap curve steepening, outright interest rate increases may lead to heightened volatility in the fixed-income markets and may positively affect the value of the Fund's options while negatively impacting the Fund's investments in TIPS. The current low interest rate environment increases the risks associated with rising interest rates. The Fund's options seek to mitigate the risk of curve steepening due to inflation or any other reason. As a result, when interest rates increase or the curve flattens or inverts, the Fund will underperform funds with long-only investments in the same U.S. government bonds as the Fund. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Fund will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

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Investment Company Risk. The risks of investing in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the “ETF Risks” described above.

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Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions. Additionally, the Sub-Adviser has not previously managed a registered investment company, which could create additional risks for investments in the Fund.

•	Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Rate-Linked Derivatives Investment Risk. Rate-linked derivatives may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. The Fund is expected to benefit from the options it holds if the swap curve steepens during the time period in which the Fund holds the options. However, if the swap curve flattens or inverts, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options.

There can be no assurance that the Fund’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the United States or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund rises. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the swap curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund.

The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than curve risk. Moreover, to the extent that curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during inflationary periods.

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Rate-Linked Derivatives Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must, amongst other requirements, derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities (see the “Federal Income Taxes” section in the SAI for additional information). The Fund’s investments in certain rate-linked derivative instruments (such as rate-linked options) may generate income that is not qualifying income and such investments may not be treated as investments in “securities” for purposes of the asset diversification requirement. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. The failure by the Fund to qualify as a RIC would have significant negative tax consequences to Fund shareholders and would affect a shareholder’s return on its investment in the Fund.  Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or asset diversification test if such failure was due to reasonable cause and not willful neglect, but to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

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TIPS Risk.  Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or applicable underlying ETF, will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives.  In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

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Valuation Risk. The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the Fund’s valuation committee may be different from the prices used by other funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.hcpietf.com.